MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
MARKETABLE SECURITIES
Marketable securities	R$ 8,354,870	R$ 7,965,742
Current	7,913,730	7,546,639
Non-Current	441,140	419,103
Local
MARKETABLE SECURITIES
Marketable securities	3,528,243	3,455,090
Foreign
MARKETABLE SECURITIES
Marketable securities	4,826,627	4,510,652
Private Funds | Local
MARKETABLE SECURITIES
Marketable securities	R$ 1,034,750	1,208,975
Private Funds | CDI | Local
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	112.40%
Private Securities (CDBs) | Local
MARKETABLE SECURITIES
Marketable securities	R$ 2,052,353	1,827,012
Private Securities (CDBs) | CDI | Local
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	100.51%
CDBs - Escrow Account | Local
MARKETABLE SECURITIES
Marketable securities	R$ 441,140	419,103
CDBs - Escrow Account | CDI | Local
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	100.24%
Time Deposits | Foreign
MARKETABLE SECURITIES
Marketable securities	R$ 4,563,527	4,386,589
Average yield p.a. %	6.39%
Other | Foreign
MARKETABLE SECURITIES
Marketable securities	R$ 263,100	R$ 124,063